Pioneer Cullen Value Fund
 Schedule of Investments  9/30/09

  Shares                                                           Value

          COMMON STOCKS - 93.7 %
          Energy - 7.1 %
          Integrated Oil & Gas - 2.1 %
 3,964,900Gazprom  (A.D.R.) *                                  $  92,025,329
          Oil & Gas Drilling - 2.0 %
 2,081,650ENSCO International, Inc. (b)                        $  88,553,391
          Oil & Gas Exploration & Production - 3.0 %
 1,900,650Devon Energy Corp.                                   $ 127,970,765
          Total Energy                                         $ 308,549,485
          Materials - 2.6 %
          Construction Materials - 0.7 %
 2,242,124Cemex SA (A.D.R.) * (b)                              $  28,968,242
          Diversified Metals & Mining - 1.5 %
 4,090,983Anglo American Plc * (b)                             $  64,964,810
          Forest Products - 0.4 %
  508,800 Weyerhaeuser Co.                                     $  18,647,520
          Total Materials                                      $ 112,580,572
          Capital Goods - 16.7 %
          Aerospace & Defense - 11.3 %
 2,484,300Boeing Co. (b)                                       $ 134,524,845
 2,507,350ITT Corp.                                              130,758,303
 2,197,300Raytheon Co.                                           105,404,481
 1,971,000United Technologies Corp.                              120,093,030
                                                               $ 490,780,659
          Heavy Electrical Equipment - 2.4 %
 5,152,700ABB Ltd. (b)                                         $ 103,260,108
          Industrial Conglomerates - 3.0 %
 1,794,8503M Co.                                               $ 132,459,930
          Total Capital Goods                                  $ 726,500,697
          Transportation - 3.5 %
          Air Freight & Couriers - 1.5 %
  847,700 FedEx Corp.                                          $  63,763,994
          Railroads - 2.0 %
  952,950 Canadian National Railway Co.                        $  46,685,021
  920,600 Canadian Pacific Railway, Ltd.                          43,038,050
                                                               $  89,723,071
          Total Transportation                                 $ 153,487,065
          Automobiles & Components - 1.8 %
          Auto Parts & Equipment - 1.8 %
 2,597,000BorgWarner, Inc. (b)                                 $  78,585,220
          Total Automobiles & Components                       $  78,585,220
          Media - 2.8 %
          Movies & Entertainment - 2.8 %
 4,458,450The Walt Disney Co. (b)                              $ 122,429,037
          Total Media                                          $ 122,429,037
          Retailing - 1.2 %
          Home Improvement Retail - 1.2 %
 1,890,600Home Depot, Inc. (b)                                 $  50,365,584
          Total Retailing                                      $  50,365,584
          Food, Beverage & Tobacco - 12.3 %
          Agricultural Products - 2.1 %
  797,500 Archer Daniels Midland Co.                           $  23,302,950
 1,088,200Bunge, Ltd. (b)                                         68,132,202
                                                               $  91,435,152
          Distillers & Vintners - 2.4 %
 1,722,300Diageo Plc (A.D.R.)                                  $ 105,904,227
          Packaged Foods & Meats - 7.8 %
 4,090,600Kraft Foods, Inc.                                    $ 107,460,062
 2,373,500Nestle SA (A.D.R.)                                     101,137,209
 4,447,200Unilever NV                                            128,346,192
                                                               $ 336,943,463
          Total Food Beverage & Tobacco                        $ 534,282,842
          Household & Personal Products - 2.7 %
          Household Products - 2.7 %
 1,968,600Kimberly-Clark Corp.                                 $ 116,108,028
          Total Household & Personal Products                  $ 116,108,028
          Health Care Equipment & Services - 3.1 %
          Health Care Equipment - 3.1 %
 3,124,000Covidien, Ltd.                                       $ 135,144,240
          Total Health Care Equipment & Services               $ 135,144,240
          Pharmaceuticals & Biotechnology - 8.9 %
          Pharmaceuticals - 8.9 %
  951,400 Bayer AG (A.D.R.) *                                  $  66,217,440
 5,117,200Bristol-Myers Squibb Co.                               115,239,344
 2,606,200Eli Lilly & Co. (b)                                     86,082,786
 1,911,600Johnson & Johnson Co. (b)                              116,397,324
                                                               $ 383,936,894
          Total Pharmaceuticals & Biotechnology                $ 383,936,894
          Diversified Financials - 8.5 %
          Diversified Finance Services - 5.3 %
 4,952,300Bank of America Corp.                                $  83,792,916
 3,307,050J.P. Morgan Chase & Co.                                144,914,931
                                                               $ 228,707,847
          Investment Banking & Brokerage - 3.2 %
  387,750 Goldman Sachs Group, Inc.                            $  71,481,713
 2,264,700Morgan Stanley Co.                                      69,933,936
                                                               $ 141,415,649
          Total Diversified Financials                         $ 370,123,496
          Insurance - 2.8 %
          Property & Casualty Insurance - 2.8 %
 2,401,800Chubb Corp.                                          $ 121,074,738
          Total Insurance                                      $ 121,074,738
          Software & Services - 6.3 %
          Systems Software - 6.3 %
 5,342,600Microsoft Corp.                                      $ 138,319,912
 6,439,000Oracle Corp.                                           134,188,760
                                                               $ 272,508,672
          Total Software & Services                            $ 272,508,672
          Technology Hardware & Equipment - 6.6 %
          Communications Equipment - 1.8 %
 5,480,000Nokia Corp. (A.D.R.) (b)                             $  80,117,600
          Computer Hardware - 2.8 %
 2,583,000Hewlett-Packard Co.                                  $ 121,943,430
          Technology Distributors - 2.0 %
 2,295,400Arrow Electronics, Inc. *                            $  64,615,510
  767,300 Avnet, Inc. *                                           19,926,781
                                                               $  84,542,291
          Total Technology Hardware & Equipment                $ 286,603,321
          Telecommunication Services - 6.7 %
          Integrated Telecommunication Services - 4.5 %
 3,589,000AT&T Corp.                                           $  96,938,890
 3,181,300Verizon Communications, Inc.                            96,297,951
                                                               $ 193,236,841
          Wireless Telecommunication Services - 2.2 %
 4,322,400Vodafone Group Plc (A.D.R.)                          $  97,254,000
          Total Telecommunication Services                     $ 290,490,841
          TOTAL COMMON STOCKS
          (Cost  $4,134,537,368)                               $4,062,770,732
 Principal
  Amount  TEMPORARY CASH INVESTMENTS - 10.0%
          Repurchase Agreement - 5.6 %
 45,645,00Bank of America, 0.05%, dated 9/30/09, repurchase price of $45,645,000 plus accrued interest on 10/1/09 collateralized
          by $46,667,900 Freddie Mac Giant, 5.0%, 9/1/39       $  45,645,000

 51,645,00Barclays, 0.10%, dated 9/30/09, repurchase price
          of $51,6645,000 plus accrued interest on 10/1/09 collateralized
          by $52,677,900 U.S. Treasury Strip, 0.0%, 11/15/21      51,645,000

 47,645,00BNP Paribas, 0.05%, dated 9/30/09, repurchase price o
          $47,645,000 plus accrued interest on 10/1/09 collateralized by the following

          $5,728,471 Freddie Mac Giant, 4.0 - 7.0%, 8/1/15 - 10/1/38
          $42,897,992 Federal National Mortgage Association,
          4.0 - 7.0%, 12/1/13 - 10/1/39                           47,645,000

 48,645,00Deutsche Bank, 0.05%, dated 9/30/09, repurchase price of $48,645,000 plus accrued interest on 10/1/09 collateralized by the following:

          $10,653,777 Freddie Mac Giant, 5.5 - 7.0%, 11/1/35 - 3/1/38
          $24,020,017 Federal National Mortgage Association.,
          5.5 - 7.0%, 1/1/22 - 1/1/39
          $8,015,558 Federal National Mortgage Association (ARM),
           4.665 - 5.104%, 1/1/34 - 3/1/38
          $6,928,549 Federal Home Loan Mortgage Corp.,
          5.633 - 6.422%, 10/1/36 - 9/1/37                        48,645,000

 49,645,00JPMorgan, 0.06%, dated 9/30/09, repurchase price of
          $49,645,000 plus accrued interest on 10/1/09 collateralized by $50,426,029 Federal National Mortgage Association,
          5.5%, 2/1/33 - 4/1/34                                   49,645,000
          Total Repurchase Agreements                          $ 243,225,000

          Securities Lending Collateral  - 4.4% (c)
          Certificates of Deposit:
 9,138,724Bank of Nova Scotia 0.25%, 11/17/09                  $   9,138,724
 9,646,431BNP Paribas NY, 0.3%, 11/17/09                           9,646,431
 6,092,483Rabobank Nederland NY, 0.24%, 12/11/09                   6,092,483
 6,092,483Societe Generale, 0.27%, 12/4/09                         6,092,483
 6,092,483Toronto Dominion, 0.23%, 12/16/09                        6,092,483
                                                               $  37,062,604
          Commercial Paper:
 10,150,37BBVA London, 0.29%, 11/6/09                          $  10,150,376
 6,088,416CBA Financial, 0.27%, 12/29/09                           6,088,416
 6,088,675HND AF, 0.30%, 12/15/09                                  6,088,675
 5,074,971HSBC, 0.24%, 12/2/09                                     5,074,971
 1,014,987HSBC, 0.24%, 12/3/09                                     1,014,987
 9,133,792NABPP, 0.29%, 12/7/09                                    9,133,792
 10,154,13Cafco, 0.40%, 10/1/09                                   10,154,138
 7,615,350Char FD, 0.30%, 10/5/09                                  7,615,350
 2,538,041Char FD, 0.28%, 10/26/09                                 2,538,041
 3,044,762Ciesco, 0.33%, 11/23/09                                  3,044,762
 3,044,824Ciesco, 0.25%, 12/7/09                                   3,044,824
 4,670,437Fasco, 0.20%, 10/19/09                                   4,670,437
 5,075,999Kithaw, 0.23%, 11/3/09                                   5,075,999
 6,395,089Old LLC, 0.30%, 10/16/09                                 6,395,089
 4,065,110Old LLC, 0.32%, 10/15/09                                 4,065,110
 5,074,666Ranger, 0.24%, 12/11/09                                  5,074,666
 4,822,296TB LLC, 0.20%, 10/5/09                                   4,822,296
 2,051,756GE, 0.23%, 10/26/09                                      2,051,756
 3,544,055Santander U.S. Debt, 0.37%, 11/20/09                     3,544,055
                                                               $  99,647,740
          Tri-party Repurchase Agreements:
 29,447,00Deutsche Bank, 0.06%, 10/1/09                        $  29,447,001
 13,421,13Barclays Capital Markets, 0.01%, 10/1/09                13,421,131
                                                               $  42,868,132
  Shares
          Money Market Mutual Fund:
 4,061,655Dreyfus Preferred Money Market Fund                  $   4,061,655
 5,077,069Fidelity Prime Money Market Fund                         5,077,069
                                                               $   9,138,724

          Total Securities Lending Collateral                  $ 188,717,200
          TOTAL TEMPORARY CASH INVESTMENTS
          (Cost  $431,942,200)                                 $ 431,942,200

          TOTAL INVESTMENT IN SECURITIES - 103.6%
          (Cost  $4,566,479,568) (a)                           $4,494,712,932

          OTHER ASSETS AND LIABILITIES - (3.6)%                $(156,481,870)

          TOTAL NET ASSETS - 100.0%                            $4,338,231,062


 *        Non-Income producing security.

 (A.D.R.) American Depositary Receipt.

 (a) At September 30, 2009, the net unrealized loss on investments based on cost for federal Income tax purposes of $4,566,872,703 was as follows:

          Aggregate gross unrealized gain for all investments in which
          there is an excess of value over tax cost            $109,487,662

          Aggregate gross unrealized loss for all investments in which
          there is an excess of tax cost over value             (181,647,433)

          Net unrealized loss                                  $(72,159,771)

 (b)      At September 30, 2009, the following securities were out on loan:

 Shares                         Security                           Value
    2,400 ABB Ltd.                                                    48,120
   12,600 Anglo American Plc *                                       200,088
  289,200 Boeing Co.                                              15,660,180
  556,000 BorgWarner, Inc.                                        17,127,160
  596,600 Bunge, Ltd.                                             37,353,126
 1,322,900Cemex SA (A.D.R.) *                                     17,091,868
   29,800 Eli Lilly & Co.                                            984,294
   20,100 ENSCO International, Inc.                                  855,054
   36,800 Home Depot, Inc.                                           980,352
   71,000 Johnson & Johnson Co.                                    4,323,190
 5,418,400Nokia Corp. (A.D.R.)                                    79,217,008
  150,800 The Walt Disney Co.                                      4,140,968
          Total                                                $ 177,981,408

 (c)      Securities lending collateral is managed by Credit Suisse, New York
Branch.

          Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.
          Highest priority is given to Level 1 inputs and lowest priority is given to Level 3.
          Level 1 - quoted prices in active markets for identical securities Level 2 - other significant observable inputs (Including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
          Level 3 - significant unobservable inputs (Including the Fund's own assumptions in determining fair value of investments)

          The following is a summary of the inputs used as of September 30, 2009, in valuing the Fund's assets:

                                                                  Level 1
Level 2   Level 3    Total
Common Stocks                                 $ 4,062,770 $
$ 4,062,770
Exchange Traded Fund
Temporary Cash Investments                                      9
422,803,476       431,9
        Total                                              $ 4,071,909 $
422, $       $ 4,494,712